Property, Equipment and Software, Net - Depreciation expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property, Equipment and Software, Net
Depreciation expenses	¥ 1,615,551	$ 234,233	¥ 911,964	¥ 27,999